INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	$ 3,699
Cost at end of year	3,261	$ 3,699
Cost
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	4,657	3,629
Acquisitions through business combinations(1)	0	710
Additions, net of disposals	8	36
Foreign currency translation	(501)	282
Cost at end of year	$ 4,164	$ 4,657